UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08898

Buffalo High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1. Report to Stockholders.

MESSAGE
To Our Shareholders

      I am very proud to announce the Buffalo Funds reached several important milestones during the past six months. The Buffalo Balanced Fund celebrated its ten year anniversary in August. Three additional Buffalo Funds (High Yield, Large Cap and USA Global) will reach the ten year point in 2005. Also, the Buffalo Funds group hit $2.5 billion in total assets for the first time in September. Finally, we launched our eighth fund, Buffalo Micro Cap, in May.

      I have never been more proud of our research and management team, who continue to generate high quality and timely investment ideas that are consistent with our long-term trend based approach. These individuals are proof that hard work and attention to detail does make a difference in our industry. The Buffalo Funds’ investment team will visit with nearly 500 companies and write over 100 in-depth, new idea research reports in calendar year 2004. We continue our search for additional talented and experienced investment professionals. We could not be more pleased with the team orientation, work ethic and results of our recent hires.

      The Buffalo Funds have a proud history of making decisions that are in the best interests of shareholders. The Funds’ board and investment manager made certain decisions over the past six months that continue in this tradition. First, investment into our newest fund, Buffalo Micro Cap, was limited to direct purchases only (no broker/dealers). The Fund’s managers felt initial heavy inflows that might come through these institutions would not be in shareholders’ best interest. Next, the Buffalo High Yield Fund was closed to new purchases through broker/dealers. Given heavy cash inflows and a lack of corporate bonds to buy offering “high” yields to compensate for the level of risk, it was decided to close the Fund on a temporary basis. Finally, the decision was made to add short term redemption fees to all the Buffalo Funds (for new purchases after January 1, 2005) to discourage purchases by market timers.

      As fellow shareholders, we will continue to look out for your best interests. The attached Portfolio Management Review will give you our most recent thoughts on the market and an individual update on each Fund. We thank you for your confidence and support.

      Sincerely,

      Kent W. Gasaway
      President
      Buffalo Funds

Past performance does not guarantee future results. Mutual fund investing involves risk; loss of principle is possible. Please see the following Semi-Annual Report for the Funds’ holdings information.

2

PORTFOLIO MANAGEMENT REVIEW

      The last six months proved to be a soft period for the equity markets generally speaking, and our Funds were not able to entirely avoid the recent back-step. After stocks managed to post impressive gains for the prior twelve months ending in March of 2004 (the S&P 500 Index was up over 35% during that twelve month period), the equity markets lost some headway, especially over the last quarter with most major indices posting quarterly losses. This pull back is to be expected, as much of the early run up in stocks was in anticipation of positive earnings growth due to an improving economic climate. Much of that early economically driven earnings bounce is behind us, and now equity markets are trying to discern and understand the trajectories of future corporate earnings.

      We have thought for some time that the current market conditions are very similar to what we experienced in 1994/1995. During 1994, the Fed was raising interest rates to slow the economy down. This resulted in a difficult bond market as well as flat stock market. In 1995, once the market sensed that the Fed was done raising rates and had slowed the economy to a reasonable, non-inflationary pace, the stock market began to move upward. Today, we think we are in the same kind of mode, although we do not believe that the Fed is going to have to be as aggressive as it was in 1994. There are also some major differences between today’s market and the 1994/1995 period. Specifically, we have the ongoing threat of terrorism that we believe will place more of a risk premium on this market than we have experienced in the past. But by and large, we feel that the economy in general is sound and that the stock market is poised to move upward in the near term. We have been generally pleased with the earnings of the companies in the Funds. We believe as the markets come through this period of vacillation and indecision, stock prices should again reflect underlying corporate fundamentals, which are quite healthy.

     Buffalo Small Cap Fund was down 3.32% over the last six months ending in September. This compares to the S&P Smallcap 600 Index which was up 2.18 % over the same period. Much of the Fund’s performance over this short time period can be traced to our heavy allocation in consumer discretionary stocks and our under weighting in the energy sector. Technology stocks as a group also underperformed. However, several stocks were standout performers during the quarter. American Medical (2.07% of Fund assets), American Eagle Outfitters (2.05% of Fund assets) and Penn National Gaming (2.39% of Fund assets) performed strongly. As technology wavered in August, we did take advantage of this downturn to add to some of our existing technology positions. We also began to prudently trim some of our strongest performing stocks in healthcare, retail, and leisure.

     Buffalo Mid Cap Fund was down 7.72% over the last six months. The Fund’s benchmark, the S&P Midcap 400 Index, was off 1.15% over the same period. The underperformance over this relatively short period can be traced to our heavier allocation in technology stocks. In particular, technology stocks performed poorly in August. Additionally, the Fund is underweighted in the energy sector — a sector that performed strongly during the quarter. Several stocks were standout performers: Garmin (2.32% of Fund assets), a manufacturer of navigation equipment that uses the global positioning system. Garmin is well positioned to benefit from the growing popularity and usefulness of wireless applications and the increasing portability of technology products. Elan (2.91% of Fund assets) and Pharmaceutical Product Development (2.45% of Fund assets), both in the healthcare sector, also did well.

3

MESSAGE
To Our Shareholders (Continued)

     Buffalo Large Cap Fund was down 4.98% during the prior six months. The Fund’s benchmark, the S&P 500 Index, was off 0.18% over the same period. The Fund is over weighted (versus its benchmark) in two areas that had particularly poor showings: technology and healthcare (primarily pharmaceutical stocks). We added some new holdings to the Fund during the quarter: Boston Scientific (1.02% of Fund assets); Interactive Corp. (1.02% of Fund assets); and Texas Instruments (1.61% of Fund assets). Marriott International (3.04% of Fund assets), FedEx (2.98% of Fund assets) and Schering-Plough (2.38% of Fund assets) were standout performers during the period.

     Buffalo USA Global Fund was down 3.67% during the prior six months. The Fund’s benchmark, the S&P 500 Index, was off 0.18% over the same period. While recent performance has been weak, the Fund has been a particularly strong performer versus its benchmark over the past five years. Although we had reduced the exposure to technology stocks in this Fund relative to its historical composition, the Fund still is over weighted in this sector relative to the S&P 500 Index, which was the primary driver of relative performance over the preceding six months. We added some new holdings to the Fund, including Molex (1.00% of Fund assets), a manufacturer of electrical switches and connectors serving automobile and computer manufacturers, as well as the telecomm industry. Another new holding, Sybron Dental Specialties (0.70% of Fund assets), is a manufacturer and distributor of orthodontic and dental products. We also added positions in Abbott Labs (1.50% of Fund assets), Cabot Microelectronics (1.99% of Fund assets) and Gentex (1.71% of Fund assets) to name a few. Like all the other companies in this Fund, these generate a substantial portion of their business outside of the United States. As one might expect, strong performers over the preceding six months came from the energy sector including Unocal (1.10% of Fund assets), Exxon Mobil (1.02% of Fund assets) and ChevronTexaco (1.06% of Fund assets).

     Buffalo Science & Technology Fund was down 5.16% over the last six months. The Fund’s benchmark, the Lipper Science & Technology Funds Index, was off 11.02% over the same period. There was a high level of activity in our management of the Fund during the period. For most of 2004, we positioned the Fund to have a larger exposure to healthcare stocks and a smaller allocation to technology stocks. This allocation decision, which was made in late 2003, was driven by our belief that healthcare stocks were more cheaply valued than technology stocks. This allocation has helped the Fund outperform its benchmark over the past one year. As technology stocks performed poorly through August, we began to find better bargains in the tech sector versus the healthcare sector. We bought technology stocks extensively during the quarter (and prudently trimmed some of our healthcare winners).

4

     Buffalo High Yield Fund was up 2.10% over the last half year. The Fund’s benchmark, the Lipper High Yield Bond Funds Index, was up 3.45% over the same period. We feel that the economy in general is strong and that the stock market may be poised to move upward in the near term. Once this happens, we feel confident that bond prices will drop. We have held a very high cash position in the Fund due to a lack of appropriate yield opportunities and to take advantage of a drop in bond prices if our instincts prove to be correct. Our cash position is down from its highest levels as we purchased numerous convertible bonds, taking advantage of a weak stock market. However, a substantial cash position remains earmarked for corporate bonds as yields rise.

     Buffalo Balanced Fund continues to be a strong performer, posting a positive return of 4.56% over the prior six months versus the Fund’s benchmark (Lipper Balanced Funds Index) which posted gains of only 0.05% over the same period. Energy sector holdings were the primary driver of performance including ConocoPhillips (2.99% of Fund assets), ChevronTexaco (2.15% of Fund assets) and Kerr-McGee (2.07% of Fund assets). We are keeping the bond/equity mix at approximately 50%/50%, with most stocks paying dividends in the 2-3% range.

     Buffalo Micro Cap Fund is the newest member of the Buffalo family. The Fund has not been in existence for the entire six month period. However, since inception, the Fund is down 3.60% through the end of September. The team continues to identify attractive candidates for inclusion and the Fund continues to garner steady inflows. We believe the Fund is particularly well suited to the long-term management style of the Buffalo Funds. The companies we are identifying fit our long-term trends and have attractive prospects. However, these investments will, in many cases, require great patience.

      Thank you for your investments and confidence in the Buffalo Funds.

      Sincerely,

John C. Kornitzer President	Kent W. Gasaway Sr. Vice President

Robert Male Sr. Vice President	Grant B. Sarris Sr. Vice President

William J. Kornitzer III Sr. Vice President	Jonathan C. Angrist Sr. Vice President

5

INVESTMENT RESULTS

Total Returns as of September 30, 2004

			AVERAGE ANNUAL

	SIX MONTHS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION

Buffalo Balanced Fund
(inception date 8/12/94)	4.56%	17.32%	5.70%	7.47%	7.34%
S&P 500 Index	-0.18%	13.87%	-1.31%	11.08%	10.99%
S&P 500 Index & Merrill Lynch U.S. Domestic
Master Index Weighted Average*	0.16%	9.78%	2.21%	9.72%	9.60%
Lipper Balanced Funds Index	0.05%	10.58%	3.09%	8.64%	8.55%

Buffalo High Yield Fund
(inception date 5/19/95)	2.10%	8.38%	8.60%	N/A	8.82%
Merrill Lynch High Yield Master Index	3.72%	12.23%	6.61%	N/A	7.35%
Lipper High Yield Bond Funds Index	3.45%	11.62%	3.57%	N/A	5.58%

Buffalo Large Cap Fund
(inception date 5/19/95)	-4.98%	4.87%	1.63%	N/A	10.03%
S&P 500 Index	-0.18%	13.87%	-1.31%	N/A	10.30%
Lipper Large-Cap Core Funds Index	-1.18%	10.66%	-1.68%	N/A	8.76%
Lipper Capital Appreciation Funds Index	-2.12%	11.97%	-1.50%	N/A	7.77%

Buffalo Micro Cap Fund
(inception date 5/21/04)	N/A	N/A	N/A	N/A	-3.60%**
Russell 2000 Index	N/A	N/A	N/A	N/A	5.42%**

Buffalo Mid Cap Fund
(inception date 12/17/01)	-7.72%	15.98%	N/A	N/A	5.05%
S&P Midcap 400 Index	-1.15%	17.55%	N/A	N/A	7.79%
Russell Midcap Index	0.60%	20.55%	N/A	N/A	9.08%
Lipper Mid-Cap Core Funds Index	-1.10%	16.76%	N/A	N/A	6.54%

Buffalo Science & Technology Fund
(inception date 4/16/01)	-5.16%	18.57%	N/A	N/A	1.34%
S&P 500 Index	-0.18%	13.87%	N/A	N/A	0.00%
Lipper Science & Technology Funds Index	-11.02%	0.96%	N/A	N/A	-9.36%

6

			AVERAGE ANNUAL

	SIX MONTHS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION

Buffalo Small Cap Fund
(inception date 4/14/98)	-3.32%	25.50%	21.29%	N/A	17.76%
S&P Smallcap 600 Index	2.18%	24.58%	11.49%	N/A	6.63%
Russell 2000 Index	-2.40%	18.77%	7.41%	N/A	3.95%
Lipper Small-Cap Core Funds Index	0.11%	21.99%	10.50%	N/A	5.72%

Buffalo USA Global Fund
(inception date 5/19/95)	-3.67%	13.49%	3.71%	N/A	11.02%
S&P 500 Index	-0.18%	13.87%	-1.31%	N/A	10.30%
Lipper Capital Appreciation Funds Index	-2.12%	11.97%	-1.50%	N/A	7.77%
Lipper Global Funds Index	-1.71%	16.49%	0.79%	N/A	7.04%

*	The performance figure shown for comparison purposes is a weighted average made up of 60% of the S&P 500 Index and 40% of the Merrill Lynch U.S. Domestic Master Index.

**	Cumulative since inception date of 5/21/04.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.buffalofunds.com.

The Buffalo High Yield and Micro Cap Funds impose a 2.00% redemption fee on shares held for less than 180 days.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns.

The Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The benchmark returns shown, excluding the Lipper Indices, reflect the reinvestment of dividends and capital gains but do not reflect the deduction of any investment management fees, other expenses or taxes. The performance of the Lipper Indices is presented net of the funds’ fees and expenses, however applicable sales charges are not taken into consideration. One cannot invest directly in an index.

The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The Merrill Lynch U.S. Domestic Master Index is a capitalization weighted aggregation of outstanding U.S. treasury, agency and supranational, mortgage pass-through and investment grade corporate bonds meeting specified criteria. The Lipper Balanced Funds Index is an unmanaged, net asset value weighted index of the 30 largest balanced mutual funds. The Merrill Lynch High Yield Master Index is an unmanaged index comprised of over 1,200 high yield bonds representative of high yield bond markets as a whole. The Lipper High Yield Bond Funds Index is a widely recognized index of the 30 largest mutual funds that invest primarily in high yield bonds. The Lipper Large-Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classific ation. The Lipper Capital Appreciation Funds Index is an equally weighted performance index of the 30 largest qualifying funds in the investment objective. The Russell 2000 Index consists of the smallest 2,000 securities in the Russell 3000 Index, representing approximately 10% of the Russell 3000 total market capitalization. The S&P Midcap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The index has a total market range of approximately $1.3 billion to $10.8 billion. The Lipper Mid-Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Mid-Cap clas sification. The Lipper Science & Technology Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Science and Technology classification. The S&P Smallcap 600 Index consists of 600 domestic stocks chosen for market size, liquidity, bid-asked spread, ownership, share turnover and number of no-trade days and industry group representation. The Lipper Small-Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification. The Lipper Global Funds Index is an equally weighted performance index of the 30 largest qualifying funds in the investment objective (to invest at least 25% of its portfolio in securities traded outside of the United States).

References to specific securities should not be construed as recommendations by the Funds or their Advisor. Please refer to the schedule of investments in the report for Fund holdings information.

Please refer to the prospectus for special risks associated with investing in the Buffalo Funds, including, but not limited to, risks involved with investments in science and technology, foreign, lower- or non-rated securities and smaller companies.

Must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, distributor. 11/04

7

EXPENSE EXAMPLE

      As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/04 – 9/30/04).

ACTUAL EXPENSES

      The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Buffalo High Yield and Micro Cap Funds within 180 days of purchase. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes management fees, registration fees and other expenses. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE
FOR COMPARISON PURPOSES

      The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BUFFALO BALANCED FUND

	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2004 -
	APRIL 1, 2004	SEPTEMBER 30, 2004	SEPTEMBER 30, 2004*

Actual	$1,000.00	$1,045.60	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.22

*	Expenses are equal to the Fund’s annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

	BUFFALO HIGH YIELD FUND

	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2004 -
	APRIL 1, 2004	SEPTEMBER 30, 2004	SEPTEMBER 30, 2004*

Actual	$1,000.00	$1,021.00	$5.17
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

8

	BUFFALO LARGE CAP FUND

	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2004 -
	APRIL 1, 2004	SEPTEMBER 30, 2004	SEPTEMBER 30, 2004*

Actual	$1,000.00	$950.20	$5.13
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

	BUFFALO MICRO CAP FUND

	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD MAY 21, 2004 -
	MAY 21, 2004*	SEPTEMBER 30, 2004	SEPTEMBER 30, 2004**

Actual	$1,000.00	$964.00	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,012.22	$5.89

*	Commencement of operations.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.62%, multiplied by the average account value over the period, multiplied by 132/365 to reflect the period since commencement of operations.

	BUFFALO MID CAP FUND

	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2004 -
	APRIL 1, 2004	SEPTEMBER 30, 2004	SEPTEMBER 30, 2004*

Actual	$1,000.00	$922.80	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.22

*	Expenses are equal to the Fund’s annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

	BUFFALO SCIENCE & TECHNOLOGY FUND

	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2004 -
	APRIL 1, 2004	SEPTEMBER 30, 2004	SEPTEMBER 30, 2004*

Actual	$1,000.00	$948.40	$5.13
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

	BUFFALO SMALL CAP FUND

	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2004 -
	APRIL 1, 2004	SEPTEMBER 30, 2004	SEPTEMBER 30, 2004*

Actual	$1,000.00	$966.80	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

	BUFFALO USA GLOBAL FUND

	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2004 -
	APRIL 1, 2004	SEPTEMBER 30, 2004	SEPTEMBER 30, 2004*

Actual	$1,000.00	$963.30	$5.12
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

9

ALLOCATION OF
PORTFOLIO HOLDINGS

Percentages represent market value as a percentage of total investments on September 30, 2004.

BUFFALO BALANCED FUND	BUFFALO LARGE CAP FUND

BUFFALO HIGH YIELD FUND	BUFFALO MICRO CAP FUND

10

BUFFALO MID CAP FUND	BUFFALO SMALL CAP FUND

BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO USA GLOBAL FUND

11

BUFFALO
BALANCED FUND

SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS — 50.97%
CONSUMER DISCRETIONARY — 1.96%
30,000	Argosy Gaming Co.*	$1,176,000
15,000	Costco Wholesale Corp.	623,400
15,000	General Motors Corp.	637,200

		2,436,600
CONSUMER STAPLES — 7.94%
25,000	Campbell Soup Co.	657,250
10,000	The Coca-Cola Co.	400,500
30,000	Colgate-Palmolive Co.	1,355,400
60,000	ConAgra Foods, Inc.	1,542,600
35,000	General Mills, Inc.	1,571,500
30,000	H.J. Heinz Co.	1,080,600
30,000	Kellogg Co.	1,279,800
20,000	PepsiCo, Inc.	973,000
20,000	Sara Lee Corp.	457,200
9,000	Wm. Wrigley Jr. Co.	569,790

		9,887,640
ENERGY — 15.04%
5,000	Amerada Hess Corp.	445,000
20,000	Anadarko Petroleum Corp.	1,327,200
15,000	Apache Corp.	751,650
35,000	BP PLC, ADR	2,013,550
50,000	ChevronTexaco Corp.	2,682,000
45,000	ConocoPhillips	3,728,250
11,742	Eagle Geophysical, Inc.[f] *	117
35,000	Exxon Mobil Corp.	1,691,550
20,000	Frontier Oil Corp.	472,200
45,000	Kerr-McGee Corp.	2,576,250
35,000	Marathon Oil Corp.	1,444,800
50,000	Suncor Energy, Inc.	1,600,500

		18,733,067
FINANCIALS — 10.46%
25,000	The Allstate Corp.	1,199,750
40,000	Bank of America Corp.	1,733,200
10,000	The Chubb Corp.	702,800
25,000	Cincinnati Financial Corp.	1,030,500
25,000	Citigroup Inc.	1,103,000
18,000	JPMorgan Chase & Co.	715,140
25,000	KeyCorp	790,000
10,000	Lincoln National Corp.	470,000
30,000	Marsh & McLennan Companies, Inc.	1,372,800
10,000	Marshall & Ilsley Corp.	403,000
10,000	Northern Trust Corp.	408,000
10,000	PNC Financial Services Group	541,000
20,000	Regions Financial Corp.	661,200
30,000	Washington Mutual, Inc.	1,172,400
20,000	Wilmington Trust Corp.	724,200

		13,026,990

12

SHARES		MARKET VALUE

HEALTH CARE — 6.36%
25,000	Abbott Laboratories	$1,059,000
25,000	Baxter International Inc.	804,000
35,000	Bristol-Myers Squibb Co.	828,450
10,000	Forest Laboratories, Inc.*	449,800
25,000	GlaxoSmithKline PLC, ADR	1,093,250
15,000	Johnson & Johnson	844,950
30,000	Merck & Co. Inc.	990,000
30,000	Pfizer Inc.	918,000
20,000	Schering-Plough Corp.	381,200
15,000	Wyeth	561,000

		7,929,650
INDUSTRIALS — 6.53%
5,000	FedEx Corp.	428,450
60,000	General Electric Co.	2,014,800
30,000	Lockheed Martin Corp.	1,673,400
35,000	Northrop Grumman Corp.	1,866,550
35,000	Pitney Bowes Inc.	1,543,500
45,000	Southwest Airlines Co.	612,900

		8,139,600
INFORMATION TECHNOLOGY — 2.18%
45,000	Intel Corp.	902,700
50,000	Microsoft Corp.	1,382,500
15,000	SanDisk Corp.*	436,800

		2,722,000
UTILITIES — 0.50%
10,000	Kinder Morgan, Inc.	628,200

TOTAL COMMON STOCKS		63,503,747

(COST $ 58,556,207)

CONVERTIBLE PREFERRED STOCKS — 1.58%
CONSUMER DISCRETIONARY — 0.38%
10,335	Fleetwood Capital Trust*	468,951

ENERGY — 0.81%
53,500	ICO Inc.*	1,012,755

MATERIALS — 0.39%
10,000	TXI Capital Trust I	486,900

TOTAL CONVERTIBLE PREFERRED STOCKS		1,968,606

(COST $1,583,389)

13

BUFFALO
BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)
September 30, 2004 (unaudited)

FACE AMOUNT		MARKET VALUE

CORPORATE BONDS — 25.83%
CONSUMER DISCRETIONARY — 10.49%
$1,000,000	Charter Communications Holdings Capital Corp., 11.125% due 1-15-11	$815,000
4,000,000	Charter Communications Holdings Capital Corp., 8.75% due 11-15-13	3,945,000
55,000	Circus Circus, 7.625% due 7-15-13	58,575
100,000	Fisher Communications, Inc., 8.625% due 9-15-14 (Acquired 9-15-04; Cost$100,000)[r]	104,500
4,000,000	Ford Motor Co., 7.45% due 7-16-31	3,933,324
1,500,000	General Motors Acceptance Corp., 8.00% due 11-1-31	1,556,862
1,500,000	Interface, Inc., 9.50% due 2-1-14	1,560,000
25,000	John Q Hamons Hotel, 8.875% due 5-15-12	28,000
1,000,000	Mikohn Gaming Corp., 11.875% due 8-15-08	1,065,000

		13,066,261
CONSUMER STAPLES — 1.62%
1,140,000	Nash Finch Co., 8.50% due 5-1-08	1,178,475
500,000	Pilgrim’s Pride Corp., 9.625% due 9-15-11	562,500
250,000	Pilgrim’s Pride Corp., 9.25% due 11-15-13	276,250

		2,017,225
ENERGY — 7.72%
100,000	Frontier Oil Corp., 11.75% due 11-15-09	107,125
4,000,000	Giant Industries, 8.00% due 5-15-14	4,100,000
10,000	Swift Energy Co., 9.375% due 5-1-12	11,250
1,250,000	Tesoro Petroleum Corp., 9.625% due 4-1-12	1,453,125
4,000,000	United Refining Co., 10.50% due 8-15-12 (Acquired Multiple Dates; Cost $3,940,447)[r]	3,950,000

		9,621,500
HEALTH CARE — 5.31%
2,500,000	Aaipharma, Inc., 11.00% due 4-1-10	1,625,000
250,000	Alpharma, Inc., 8.625% due 5-1-11 (Acquired 9-9-03; Cost $247,238)[r]	257,500
4,500,000	Athena Neuro Financial LLC, 7.25% due 2-21-08	4,578,750
150,000	Inverness Medical Innovations, Inc., 8.75% due 2-15-12 (Acquired 2-5-04; Cost $150,000)[r]	151,500

		6,612,750
INDUSTRIALS — 0.00%
25,644	Philip Services, Inc., 6.00% due 4-15-10df p*	3

MATERIALS — 0.69%
750,000	Texas Industries, Inc., 10.25% due 6-15-11	866,250

TOTAL CORPORATE BONDS		32,183,989

(COST $31,729,098)

CONVERTIBLE CORPORATE BONDS — 4.58%
CONSUMER DISCRETIONARY — 3.38%
1,000,000	Lions Gate Entertainment Corp., 4.875% due 12-15-10 (Acquired 11-28-03; Cost $1,000,000)[r]	1,727,500
2,500,000	Lions Gate Entertainment Corp., 2.9375% due 10-15-24 (Acquired 9-29-04; Cost $2,487,500)[r]	2,487,500

		4,215,000
HEALTH CARE — 0.16%
150,000	Axcan Pharma Inc., 4.25% due 4-15-08 (Acquired 2-28-03; Cost $150,000)[r]	200,437

INDUSTRIALS — 0.86%
1,000,000	EDO Corp., 5.25% due 4-15-07	1,067,500
775,805	Philip Services, Inc., 3.00% due 4-15-20df *	78

		1,067,578

14

SHARES OR
FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY — 0.18%
$250,000	Conexant Systems, Inc., 4.00% due 2-1-07	$222,500

TOTAL CONVERTIBLE CORPORATE BONDS		5,705,515

(COST $5,776,556)

U.S. GOVERNMENT SECURITY — 4.01%
U.S. TREASURY NOTE — 4.01%
5,000,000	1.75% due 12-31-04	5,001,175

(COST $5,000,000)

SHORT-TERM INVESTMENTS — 14.00%
INVESTMENT COMPANY — 0.18%
225,596	SEI Daily Income Treasury II Fund, Class B	225,596

U.S. TREASURY BILLS — 13.82%
$9,403,000	1.14% due 10-7-04	9,400,593
2,095,000	1.00% due 10-14-04	2,093,858
314,000	0.97% due 10-21-04	313,764
5,421,000	1.00% due 11-04-04	5,414,440

		17,222,655

TOTAL SHORT-TERM INVESTMENTS		17,448,251

(COST $17,448,251)

TOTAL INVESTMENTS — 100.97%		125,811,283
(COST $120,093,501)

Liabilities, less Other Assets — (0.97)%		(1,212,622)

TOTAL NET ASSETS — 100.00%		$124,598,661

d	Security is in default at September 30, 2004.

f	Fair valued security. The total value of these securities amounted to $198 (0.00% of net assets) at September 30, 2004.

p	Payment-in-kind security.

r	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities amounted to $8,878,937 (7.13% of net assets) at September 30, 2004.

*	Non-income producing security

ADR — American Depository Receipt

PLC — Public Limited Company

See accompanying Notes to Financial Statements.

15

BUFFALO
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

FACE AMOUNT		MARKET VALUE

CORPORATE BONDS — 39.09%
CONSUMER DISCRETIONARY — 17.24%
$1,780,000	Ameristar Casinos, Inc., 10.75% due 2-15-09	$2,029,200
100,000	Argosy Gaming Co., 9.00% due 9-1-11	112,750
875,000	Argosy Gaming Co., 7.00% due 1-15-14	906,719
1,700,000	Aztar Corp., 7.875% due 6-15-14 (Acquired Multiple Dates; Cost $1,704,325)[r]	1,810,500
2,250,000	Central Garden & Pet Co., 9.125% due 2-1-13	2,480,625
1,185,000	Charter Communications Holdings Capital Corp., 8.625% due 4-1-09	927,262
255,000	Charter Communications Holdings Capital Corp., 11.125% due 1-15-11	207,825
845,000	Charter Communications Holdings Capital Corp., 8.00% due 4-30-12
	(Acquired 4-20-04; Cost $845,000) [r]	847,112
3,100,000	Circus Circus, 7.625% due 7-15-13	3,301,500
175,000	Fisher Communications, Inc., 8.625% due 9-15-14 (Acquired 9-15-04; Cost $175,000)[r]	182,875
3,880,000	Ford Motor Co., 7.45% due 7-16-31	3,815,324
4,195,000	General Motors Acceptance Corp., 8.00% due 11-1-31	4,354,024
2,185,000	Host Marriott LP, 9.25% due 10-1-07	2,458,125
2,250,000	Interface, Inc., 10.375% due 2-1-10	2,565,000
3,570,000	Interface, Inc., 9.50% due 2-1-14	3,712,800
4,025,000	Isle of Capri Casinos, 7.00% due 3-1-14	4,065,250
395,000	John Q Hamons Hotel, 8.875% due 5-15-12	442,400
460,000	Mandalay Resort Group, 10.25% due 8-1-07	524,400
180,000	MGM MIRAGE, 8.375% due 2-1-11	199,575
4,587,000	Mikohn Gaming Corp., 11.875% due 8-15-08	4,885,155
300,000	Park Place Entertainment Corp., 8.875% due 9-15-08	342,750
595,000	Park Place Entertainment Corp., 8.125% due 5-15-11	690,200
2,785,000	Penn National Gaming, Inc., 8.875% due 3-15-10	3,066,981
3,120,000	Phillips Van-Heusen Corp., 7.75% due 11-15-23	3,135,600
850,000	Rent-Way, Inc., 11.875% 6-15-10	930,750
3,930,000	Royal Caribbean Cruises Ltd., 7.50% due 10-15-27	4,106,850
59,000	Wal-Mart Stores, 8.75% due 12-29-06	59,620
3,160,000	WCI Communities, Inc., 10.625% due 2-15-11	3,578,700

		55,739,872
CONSUMER STAPLES — 2.95%
2,000,000	Elizabeth Arden, Inc., 7.75% due 1-15-14	2,110,000
215,000	Hines Nurseries, Inc., 10.25% due 10-1-11	228,975
1,400,000	Ingles Markets, Inc., 8.875% due 12-1-11	1,515,500
1,840,000	Nash Finch Co., 8.50% due 5-1-08	1,902,100
2,085,000	Pilgrim’s Pride Corp., 9.625% due 9-15-11	2,345,625
1,110,000	Pilgrim’s Pride Corp., 9.25% due 11-15-13	1,226,550
185,000	Rayovac Corp., 8.50% due 10-1-13	201,650

		9,530,400
ENERGY — 7.01%
2,920,000	Frontier Oil Corp., 11.75% due 11-15-09	3,128,050
4,615,000	Giant Industries, 8.00% due 5-15-14	4,730,375
2,200,000	Premcor Refining Group Inc., 9.25% due 2-1-10	2,508,000
450,000	Premcor Refining Group Inc., 9.50% due 2-1-13	532,125
2,530,000	Premcor Refining Group Inc., 7.50% due 6-15-15	2,732,400
300,000	Swift Energy Co., 9.375% due 5-1-12	337,500
3,900,000	Tesoro Petroleum Corp., 9.625% due 4-1-12	4,533,750
4,200,000	United Refining Co., 10.50% due 8-15-12 (Acquired 8-3-04; Cost $4,144,550)[r]	4,147,500

		22,649,700

16

FACE AMOUNT		MARKET VALUE

HEALTH CARE — 5.64%
$6,370,000	Aaipharma, Inc., 11.00% due 4-1-10	$4,140,500
4,040,000	Alpharma, Inc., 8.625% due 5-1-11 (Acquired Multiple Dates; Cost $4,080,345)[r]	4,161,200
4,785,000	Athena Neuro Financial LLC, 7.25% due 2-21-08	4,868,738
3,265,000	Bausch & Lomb, Inc., 7.125% due 8-1-28	3,468,658
430,000	Fisher Scientific International Inc., 8.00% due 9-1-13	483,750
665,000	Inverness Medical Innovations, Inc., 8.75% due 2-15-12 (Acquired 2-5-04; Cost $665,000)	671,650
400,000	Stewart Enterprises, 10.75% due 7-1-08	444,000

		18,238,496
INDUSTRIALS — 4.57%
1,300,000	Allied Waste North America, 9.25% due 9-1-12	1,452,750
1,680,000	Allied Waste North America, 7.875% due 4-15-13	1,780,800
2,065,000	Cenveo Inc., 9.625% due 3-15-12	2,281,825
4,255,000	Iron Mountain, Inc., 7.75% due 1-1-15	4,531,575
1,265,000	Mobile Mini, Inc., 9.50% due 7-1-13	1,410,475
25,106	Philip Services, Inc., 6.00% due 4-15-10dfp*	3
3,185,000	Titan Corp., 8.00% due 5-15-11	3,328,325

		14,785,753
MATERIALS — 1.68%
2,330,000	Texas Industries, Inc., 10.25% due 6-15-11	2,691,150
2,615,000	U.S. Concrete, Inc., 8.375% due 4-1-14	2,745,750

		5,436,900

TOTAL CORPORATE BONDS		126,381,121

(COST $119,065,793)

CONVERTIBLE CORPORATE BONDS — 20.56%
CONSUMER DISCRETIONARY — 5.26%
2,175,000	Best Buy, 2.25% due 1-15-22	2,324,531
1,000,000	Lions Gate Entertainment Corp., 4.875% due 12-15-10 (Acquired 11-28-03; Cost $1,000,000)[r]	1,727,500
6,500,000	Lions Gate Entertainment Corp., 2.9375% due 10-15-24 (Acquired 9-29-04; Cost $6,467,500)[r]	6,467,500
1,685,000	Sirius Satellite, 2.50% due 2-15-09 (Acquired 9-22-04; Cost $1,647,278)	1,748,187
3,140,000	WMS Industries Inc., 2.75% due 7-15-10 (Acquired Multiple Dates; Cost$3,207,535)[r]	4,725,700

		16,993,418
CONSUMER STAPLES — 1.85%
5,775,000	Performance Food Group Co., 5.50% due 10-16-08	5,991,563

ENERGY — 0.64%
1,770,000	Kerr-McGee Corp., 5.25% due 2-15-10	1,900,537
161,000	Moran Energy, Inc., 8.75% due 1-15-08	158,585

		2,059,122
HEALTH CARE — 5.70%
1,745,000	Axcan Pharma Inc., 4.25% due 4-15-08 (Acquired Multiple Dates; Cost $1,781,007)	2,331,756
3,415,000	Cell Therapeutic, 5.75% due 6-15-08	3,299,744
2,570,000	Charles River Laboratories International, Inc., 3.50% due 2-1-22	3,096,850
1,290,000	Community Health Systems Inc., 4.25% due 10-15-08	1,336,762
1,655,000	Enzon, Inc., 4.50% due 7-1-08	1,553,631
4,760,000	First Horizon Pharmaceutical Corp., 1.75% due 3-8-24 (Acquired Multiple Dates; Cost $4,718,453)[r]	5,307,400
1,273,000	Medicis Pharmaceutical Corp., 1.50% due 6-4-33	1,494,184

		18,420,327
INDUSTRIALS — 1.46%
5,050,000	JetBlue Airways, 3.50% due 7-15-33	4,728,062
759,568	Philip Services, Inc., 3.00% due 4-15-20df *	76

		4,728,138

17

BUFFALO
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (continued)
September 30, 2004 (unaudited)

SHARES OR
FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY — 5.65%
$445,000	Adaptec, Inc., 3.00% due 3-5-07 (Acquired 10-16-02; Cost $357,539)[r]	$447,225
3,985,000	The BISYS Group, 4.00% due 3-15-06	3,925,225
1,100,000	Conexant Systems, Inc., 4.00% due 2-1-07	979,000
4,830,000	Fairchild Semiconductor Corp., 5.00% due 11-1-08	4,811,888
460,000	Komag, Inc., 2.00% due 2-1-24	415,150
3,985,000	NCO Group, Inc., 4.75% due 4-15-06	4,224,100
1,780,000	Wind River Systems, Inc., 3.75% due 12-15-06	1,762,200
1,725,000	Wind River Systems, Inc., 3.75% due 12-15-06 (Acquired Multiple Dates; Cost $1,652,796)[r]	1,707,750

		18,272,538

TOTAL CONVERTIBLE CORPORATE BONDS		66,465,106

(COST $61,514,731)

COMMON STOCKS — 9.52%
CONSUMER DISCRETIONARY — 0.00%
758	Exide Technologies*	12,014
1,895	Exide Technologies warrant	5,649

		17,663
CONSUMER STAPLES — 0.88%
110,360	ConAgra Foods, Inc.	2,837,356

ENERGY — 1.50%
30,100	ChevronTexaco Corp.	1,614,564
19,500	ConocoPhillips	1,615,575
17,025	Eagle Geophysical, Inc.[f] *	170
28,100	Kerr-McGee Corp.	1,608,725

		4,839,034
FINANCIALS — 2.80%
60,400	Bank of America Corp.	2,617,132
35,000	Citigroup Inc.	1,544,200
52,400	KeyCorp	1,655,840
41,300	Washington Mutual, Inc.	1,614,004
80,815	W.P. Stewart & Co., Ltd.	1,615,492

		9,046,668
HEALTH CARE — 1.79%
60,700	Bayer AG, ADR	1,665,001
40,105	Bristol-Myers Squibb Co.	949,285
96,600	Merck & Co. Inc.	3,187,800

		5,802,086
INDUSTRIALS — 1.00%
251,300	The ServiceMaster Co.	3,231,718

TELECOMMUNICATION SERVICES — 1.55%
101,210	SBC Communications Inc.	2,626,400
60,200	Verizon Communications Inc.	2,370,676

		4,997,076

TOTAL COMMON STOCKS		30,771,601

(COST $29,065,719)

18

SHARES OR
FACE AMOUNT		MARKET VALUE

CONVERTIBLE PREFERRED STOCKS — 1.40%
ENERGY — 0.45%
76,200	ICO Inc.*	$1,442,466

MATERIALS — 0.95%
63,400	TXI Capital Trust I	3,086,946

TOTAL CONVERTIBLE PREFERRED STOCKS		4,529,412

(COST $3,338,549)

NON-CONVERTIBLE PREFERRED STOCK — 0.01%
CONSUMER DISCRETIONARY — 0.01%
7,250	Adelphia Communications Corp.*	45,313

(COST $719,125)

SHORT-TERM INVESTMENTS — 31.00%
INVESTMENT COMPANY — 0.18%
588,028	SEI Daily Income Treasury II Fund, Class B	588,028

U.S. TREASURY BILLS — 30.82%
$63,023,000	1.14% due 10-7-04	63,006,897
3,634,000	0.97% due 10-21-04	3,631,270
33,060,000	1.00% due 11-4-04	33,019,992

		99,658,159

TOTAL SHORT-TERM INVESTMENTS		100,246,187

(COST $100,246,187)

TOTAL INVESTMENTS — 101.58%		328,438,740
(COST $313,950,104)

Liabilities, less Other Assets — (1.58)%		(5,094,481)

TOTAL NET ASSETS — 100.00%		$323,344,259

d	Security is in default at September 30, 2004.

f	Fair valued security. The total value of these securities amounted to $249 (0.00% of net assets) at September 30, 2004.

p	Payment-in-kind security.

r	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities amounted to $36,283,855 (11.22% of net assets) at September 30, 2004.

*	Non-income producing security

ADR — American Depository Receipt

See accompanying Notes to Financial Statements.

19

BUFFALO
LARGE CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS — 93.46%
CONSUMER DISCRETIONARY — 17.66%
45,000	Carnival Corp.	$2,128,050
21,800	Electronic Arts Inc.*	1,002,582
24,500	Harley-Davidson, Inc.	1,456,280
25,300	Interactive Corp.*	557,106
27,500	International Game Technology	988,625
32,000	Marriott International, Inc., Class A	1,662,720
66,600	McDonald’s Corp.	1,866,798

		9,662,161
CONSUMER STAPLES — 8.41%
27,700	Colgate-Palmolive Co.	1,251,486
24,100	PepsiCo, Inc.	1,172,465
28,700	Sysco Corp.	858,704
36,800	Walgreen Co.	1,318,544

		4,601,199
FINANCIALS — 19.88%
51,200	American Express Co.	2,634,752
35,000	The Bank of New York Co., Inc.	1,020,950
13,000	The Goldman Sachs Group, Inc.	1,212,120
26,100	Mellon Financial Corp.	722,709
30,200	Morgan Stanley	1,488,860
42,400	Northern Trust Corp.	1,729,920
22,900	PNC Financial Services Group	1,238,890
23,000	Principal Financial Group, Inc.	827,310

		10,875,511
HEALTH CARE — 19.34%
35,500	Abbott Laboratories	1,503,780
39,800	Baxter International Inc.	1,279,968
44,200	Bayer AG, ADR	1,212,406
14,000	Boston Scientific Corp.*	556,220
30,700	Johnson & Johnson	1,729,331
36,900	Merck & Co. Inc.	1,217,700
39,800	Pfizer Inc.	1,217,880
68,400	Schering-Plough Corp.	1,303,704
21,700	Teva Pharmaceutical Industries Ltd., ADR	563,115

		10,584,104
INDUSTRIALS — 8.51%
41,000	Automatic Data Processing, Inc.	1,694,120
19,000	FedEx Corp.	1,628,110
98,087	Southwest Airlines Co.	1,335,945

		4,658,175

20

SHARES OR
FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY — 19.66%
29,600	Analog Devices, Inc.	$1,147,888
47,400	Applied Materials, Inc.*	781,626
68,620	AU Optronics Corp., ADR	859,122
50,100	Cisco Systems, Inc.*	906,810
8,400	Dell Inc.*	299,040
30,222	First Data Corp.	1,314,657
47,300	Intel Corp.	948,838
61,100	Microsoft Corp.	1,689,415
86,555	Nokia Oyj, ADR	1,187,535
41,300	Texas Instruments Inc.	878,864
27,600	Xilinx, Inc.	745,200

		10,758,995

TOTAL COMMON STOCKS		51,140,145

(COST $49,240,920)

SHORT-TERM INVESTMENTS — 7.62%
INVESTMENT COMPANY — 3.97%
2,170,293	SEI Daily Income Treasury II Fund, Class B	2,170,293

U.S. TREASURY BILL — 3.65%
$2,000,000	1.14% due 10-7-04	1,999,488

TOTAL SHORT-TERM INVESTMENTS		4,169,781

(COST $4,169,781)

TOTAL INVESTMENTS — 101.08%		55,309,926
(COST $53,410,701)

Liabilities, less Other Assets — (1.08%)		(593,403)

TOTAL NET ASSETS — 100.00%		$54,716,523

*	Non-income producing security

ADR — American Depository Receipt

See accompanying Notes to Financial Statements.

21

BUFFALO
MICRO CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS — 78.63%
CONSUMER DISCRETIONARY — 33.31%
30,700	1-800-FLOWERS.COM, Inc.*	$254,810
13,600	Brookstone, Inc.*	256,904
19,750	Cache, Inc.*	296,250
21,100	Coachmen Industries, Inc.	332,958
26,850	Coldwater Creek Inc.*	560,360
29,200	Concorde Career Colleges, Inc.*	448,804
28,100	Digital Theater Systems Inc.*	512,825
21,800	Isle of Capri Casinos, Inc.*	422,266
30,000	J. Jill Group Inc.*	595,500
13,100	LIFE TIME FITNESS, Inc.*	336,146
12,500	Lodgian, Inc.*	123,750
17,000	MarineMax, Inc.*	382,840
20,100	Marine Products Corp.	361,800
33,000	McCormick & Schmick’s Seafood Restaurants, Inc.*	395,670
18,300	National R.V. Holdings, Inc.*	227,469
23,700	Nutraceutical International Corp.*	333,933
26,400	Orient-Express Hotel Ltd., Class A	431,376
10,700	Oxford Industries, Inc.	398,575
12,200	Sharper Image Corp.*	261,690
14,800	Steiner Leisure Ltd.*	327,080

		7,261,006
CONSUMER STAPLES — 1.03%
9,300	Hansen Natural Corp.*	224,316

FINANCIALS — 5.38%
14,700	Asset Acceptance Capital Corp.*	249,459
16,000	Boston Private Financial Holdings, Inc.	399,360
8,800	Portfolio Recovery Associates, Inc.*	258,632
9,800	PrivateBancorp, Inc.	264,208

		1,171,659
HEALTH CARE — 24.47%
9,300	Able Laboratories, Inc.*	178,188
19,100	Cambrex Corp.	419,245
37,000	Cell Therapeutics, Inc.*	253,820
19,500	Closure Medical Corp.*	277,680
18,500	DUSA Pharmaceuticals, Inc.*	212,380
22,800	Enzon Pharmaceuticals, Inc.*	363,660
13,500	ICON PLC, ADR*	444,285
36,900	Ista Pharmaceuticals, Inc.*	449,811
17,700	LifeCell Corp.*	177,000
55,800	Lifecore Biomedical, Inc.*	390,600
15,900	Lifeline Systems, Inc.*	388,278
3,500	Meridian Bioscience, Inc.	46,550
16,000	Molecular Devices Corp.*	377,120
14,800	Neurochem, Inc.*	253,968
29,000	Orchid Biosciences, Inc.*	232,870
42,300	Quinton Cardiology Systems, Inc.*	353,205
50,400	Sonic Innovations, Inc.*	229,824
45,200	Urologix, Inc.*	285,664

		5,334,148

22

SHARES OR FACE AMOUNT		MARKET VALUE

INDUSTRIALS — 3.32%
30,000	Educate, Inc.*	$353,700
15,400	FirstService Corp.*	370,986

		724,686
INFORMATION TECHNOLOGY — 11.12%
19,900	Applied Films Corp.*	358,399
9,500	Applied Signal Technology, Inc.	303,905
87,300	Corillian Corp.*	402,453
34,400	eCollege.com Inc.*	331,960
33,100	Plexus Corp.*	365,424
46,900	Stellent, Inc.*	361,599
66,000	Wells-Gardner Electronics Corp.	300,300

		2,424,040

TOTAL COMMON STOCKS		17,139,855

(COST $18,021,917)

SHORT-TERM INVESTMENTS — 21.60%
INVESTMENT COMPANY — 1.32%
288,169	SEI Daily Income Treasury II Fund, Class B	288,169

U.S. TREASURY BILLS — 20.28%
$400,000	1.14% due 10-7-04	399,898
1,189,000	0.97% due 10-21-04	1,188,107
2,837,000	1.00% due 11-4-04	2,833,567

		4,421,572

TOTAL SHORT-TERM INVESTMENTS		4,709,741

(COST $4,709,741)

TOTAL INVESTMENTS — 100.23%		21,849,596
(COST $22,731,658)

Liabilities, less Other Assets — (0.23)%		(51,210)

TOTAL NET ASSETS — 100.00%		$21,798,386

*	Non-income producing security

ADR — American Depository Receipt

PLC — Public Limited Company

See accompanying Notes to Financial Statements.

23

BUFFALO
MID CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS — 94.54%
CONSUMER DISCRETIONARY — 29.70%
93,700	Abercrombie & Fitch Co., Class A	$2,951,550
31,800	Autoliv, Inc.	1,284,720
95,100	Barnes & Noble, Inc.*	3,518,700
58,700	Career Education Corp.*	1,668,841
47,100	Chico’s FAS, Inc.*	1,610,820
47,450	CVS Corp.	1,999,068
111,525	Fairmont Hotels & Resorts Inc.	3,046,863
59,600	Furniture Brands International, Inc.	1,494,768
23,450	Harley-Davidson, Inc.	1,393,868
73,100	Harrah’s Entertainment, Inc.	3,872,838
56,500	International Game Technology	2,031,175
34,875	MGM MIRAGE*	1,731,544
9,400	Mohawk Industries, Inc.*	746,266
73,500	Royal Caribbean Cruises Ltd.	3,204,600
89,700	The Talbots, Inc.	2,223,663
63,200	Tiffany & Co.	1,942,768
58,200	Weight Watchers International, Inc.*	2,259,324
42,100	Williams-Sonoma, Inc.*	1,580,855
58,400	Winnebago Industries, Inc.	2,022,976

		40,585,207
FINANCIALS — 8.02%
102,475	A.G. Edwards, Inc.	3,547,685
173,400	Janus Capital Group Inc.	2,359,974
47,550	Legg Mason, Inc.	2,532,988
47,600	Mellon Financial Corp.	1,318,044
33,350	Principal Financial Group, Inc.	1,199,600

		10,958,291
HEALTH CARE — 21.31%
53,600	Barr Pharmaceuticals Inc.*	2,220,648
29,900	Biomet, Inc.	1,401,712
170,000	Elan Corp. PLC, ADR*	3,978,000
35,000	Invitrogen Corp.*	1,924,650
113,600	MedImmune, Inc.*	2,692,320
60,100	Millipore Corp.*	2,875,785
92,900	Pharmaceutical Product Development, Inc.*	3,344,400
111,600	Shire Pharmaceuticals Group PLC, ADR	3,197,340
30,350	Sigma-Aldrich Corp.	1,760,300
68,800	Waters Corp.*	3,034,080
91,700	Watson Pharmaceuticals, Inc.*	2,701,482

		29,130,717
INDUSTRIALS — 5.48%
76,700	ChoicePoint Inc.*	3,271,255
88,500	DeVry, Inc.*	1,832,835
48,325	H&R Block, Inc.	2,388,221

		7,492,311

24

SHARES OR
FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY — 30.03%
122,100	Altera Corp.*	$2,389,497
180,990	AU Optronics Corp., ADR	2,265,995
246,900	BEA Systems, Inc.*	1,706,079
187,100	The BISYS Group, Inc.*	2,733,531
127,750	Cadence Design Systems, Inc.*	1,665,860
143,800	Citrix Systems, Inc.*	2,519,376
39,575	Diebold, Inc.	1,848,152
179,300	Fairchild Semiconductor International, Inc.*	2,540,681
39,400	Fiserv, Inc.*	1,373,484
73,400	Garmin Ltd.	3,174,550
90,050	Jabil Circuit, Inc.*	2,071,150
42,100	KLA-Tencor Corp.*	1,746,308
140,200	National Semiconductor Corp.	2,171,698
112,200	Novellus Systems, Inc.*	2,983,398
135,600	SanDisk Corp.*	3,948,672
84,600	Scientific-Atlanta, Inc.	2,192,832
85,400	Semtech Corp.*	1,637,118
63,400	Take-Two Interactive Software, Inc.*	2,082,690

		41,051,071

TOTAL COMMON STOCKS		129,217,597

(COST $121,103,273)

SHORT-TERM INVESTMENTS — 5.47%
INVESTMENT COMPANY — 2.87%
3,919,264	SEI Daily Income Treasury II Fund, Class B	3,919,264

U.S. TREASURY BILL — 2.60%
$3,550,000	1.14% due 10-7-04	3,549,092

TOTAL SHORT-TERM INVESTMENTS		7,468,356

(COST $7,468,356)

TOTAL INVESTMENTS — 100.01%		136,685,953
(COST $128,571,629)

Liabilities, less Other Assets — (0.01)%		(7,668)

TOTAL NET ASSETS — 100.00%		$136,678,285

*	Non-income producing security

ADR — American Depository Receipt

PLC — Public Limited Company

See accompanying Notes to Financial Statements.

25

BUFFALO SCIENCE &
TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS — 94.46%
HEALTH CARE — 43.91%
19,400	Abbott Laboratories	$821,784
25,300	American Medical Systems Holdings, Inc.*	917,631
20,600	AtheroGenics, Inc.*	678,770
29,100	Axcan Pharma Inc.*	453,669
13,700	Barr Pharmaceuticals Inc.*	567,591
18,800	Baxter International Inc.	604,608
39,600	Bayer AG, ADR	1,086,228
4,300	Biomet, Inc.	201,584
21,200	Bristol-Myers Squibb Co.	501,804
25,000	Cambrex Corp.	548,750
80,700	Cell Therapeutics, Inc.*	553,602
17,500	Charles River Laboratories International, Inc.*	801,500
23,600	Covance Inc.*	943,292
48,900	DUSA Pharmaceuticals, Inc.*	561,372
47,500	Elan Corp. PLC, ADR*	1,111,500
40,100	Enzon Pharmaceuticals, Inc.*	639,595
9,400	Fisher Scientific International Inc.*	548,302
15,100	Given Imaging Ltd.*	580,595
10,150	INAMED Corp.*	483,851
6,000	Invitrogen Corp.*	329,940
11,600	Johnson & Johnson	653,428
9,400	Medicis Pharmaceutical Corp., Class A	366,976
35,700	MedImmune, Inc.*	846,090
9,450	Merck & Co. Inc.	311,850
14,300	Millipore Corp.*	684,255
13,000	OSI Pharmaceuticals, Inc.*	798,980
24,700	Pfizer Inc.	755,820
24,800	Pharmaceutical Product Development, Inc.*	892,800
486	Sanofi-Aventis, ADR	17,792
36,700	Schering-Plough Corp.	699,502
32,900	Shire Pharmaceuticals Group PLC, ADR	942,585
10,700	Sigma-Aldrich Corp.	620,600
29,100	Sybron Dental Specialties, Inc.*	863,979
11,900	Teva Pharmaceutical Industries Ltd., ADR	308,805
12,700	Warner Chilcott PLC, ADR	705,739
23,200	Waters Corp.*	1,023,120
22,000	Watson Pharmaceuticals, Inc.*	648,120
12,900	Wyeth	482,460
2,500	Zimmer Holdings, Inc.*	197,600

		24,756,469
INFORMATION TECHNOLOGY — 48.43%
94,500	Adaptec, Inc.*	718,200
22,000	Agilent Technologies, Inc.*	474,540
33,850	Altera Corp.*	662,445
23,100	Analog Devices, Inc.	895,818
35,800	Applied Materials, Inc.*	590,342
73,845	AU Optronics Corp., ADR	924,539
146,400	BEA Systems, Inc.*	1,011,624
42,450	Cadence Design Systems, Inc.*	553,548
40,700	Cisco Systems, Inc.*	736,670
55,100	Citrix Systems, Inc.*	965,352
15,050	Dell Inc.*	535,780
13,100	Diebold, Inc.	611,770
62,500	EMC Corp.*	721,250
63,400	Fairchild Semiconductor International, Inc.*	898,378
56,600	FileNET Corp.*	988,236

26

SHARES OR
FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY — 48.43%(Continued)
55,150	Intel Corp.	$1,106,309
28,300	Jabil Circuit, Inc.*	650,900
17,200	KLA-Tencor Corp.*	713,456
24,050	Lam Research Corp.*	526,214
14,650	Maxim Integrated Products, Inc.	619,548
24,000	Mentor Corp.	808,320
30,300	Microchip Technology Inc.	813,252
52,150	Micron Technology, Inc.*	627,365
34,500	Microsoft Corp.	953,925
49,500	MKS Instruments, Inc.*	758,340
18,000	Molex Inc.	536,760
20,350	National Instruments Corp.	615,994
42,900	National Semiconductor Corp.	664,521
67,600	Nokia Oyj, ADR	927,472
32,200	Novellus Systems, Inc.*	856,198
74,300	Plexus Corp.*	820,272
44,800	SanDisk Corp.*	1,304,576
19,400	Scientific-Atlanta, Inc.	502,848
43,600	Semtech Corp.*	835,812
33,700	Texas Instruments Inc.	717,136
54,000	Wind River Systems, Inc.*	658,800

		27,306,510
MATERIALS — 2.12%
33,000	Cabot Microelectronics Corp.*	1,196,250

TOTAL COMMON STOCKS		53,259,229

(COST $49,417,437)

SHORT-TERM INVESTMENTS — 5.09%
INVESTMENT COMPANY — 1.28%
723,447	SEI Daily Income Treasury II Fund, Class B	723,447

U.S. TREASURY BILLS — 3.81%
$914,000	1.14% due 10-7-04	913,766
1,236,000	0.97% due 10-21-04	1,235,072

		2,148,838

TOTAL SHORT-TERM INVESTMENTS		2,872,285

(COST $2,872,285)

TOTAL INVESTMENTS — 99.55%		56,131,514
(COST $52,289,722)

Other Assets, less Liabilities — 0.45%		251,447

TOTAL NET ASSETS — 100.00%		$56,382,961

*	Non-income producing security

ADR — American Depository Receipt

PLC — Public Limited Company

See accompanying Notes to Financial Statements.

27

BUFFALO
SMALL CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS — 96.17%
CONSUMER DISCRETIONARY — 37.40%
587,200	Abercrombie & Fitch Co., Class A	$18,496,800
924,968	American Eagle Outfitters, Inc.	34,085,071
1,400,493	Ameristar Casinos, Inc.[a]	42,364,913
1,194,850	Argosy Gaming Co.*	46,838,120
1,368,800	Borders Group, Inc.	33,946,240
665,200	Brunswick Corp.	30,439,552
560,750	Central Garden & Pet Co.*	17,170,165
1,035,000	Christopher & Banks Corp.	16,570,350
604,363	Coachmen Industries, Inc.	9,536,848
424,350	Ethan Allen Interiors Inc.	14,746,163
624,900	FirstService Corp.*	15,053,841
694,882	Gentex Corp.	24,411,205
1,461,750	Isle of Capri Casinos, Inc.*	28,314,098
1,253,040	J. Jill Group Inc.[a]*	24,872,844
1,268,800	Monaco Coach Corp.	27,469,520
996,750	Orient-Express Hotel Ltd., Class A	16,286,895
587,325	Oxford Industries, Inc.	21,877,856
982,830	Penn National Gaming, Inc.*	39,706,332
1,130,187	Rent-A-Center, Inc.*	29,226,636
957,800	Royal Caribbean Cruises Ltd.	41,760,080
198,646	VCA Antech, Inc.*	4,098,067
819,900	WCI Communities, Inc.*	19,103,670
1,538,250	WMS Industries Inc.[a]*	39,517,642
879,100	Zale Corp.*	24,702,710

		620,595,618
CONSUMER STAPLES — 2.82%
1,114,500	Performance Food Group Co.*	26,413,650
764,928	United Natural Foods, Inc.*	20,347,085

		46,760,735
FINANCIALS — 6.17%
431,050	A.G. Edwards, Inc.	14,922,951
544,000	Boston Private Financial Holdings, Inc.	13,578,240
317,850	Gabelli Asset Management Inc., Class A	13,619,872
971,050	The Phoenix Companies, Inc.	10,118,341
709,875	Raymond James Financial, Inc.	17,122,185
429,250	Wilmington Trust Corp.	15,543,143
878,250	W.P. Stewart & Co., Ltd.	17,556,218

		102,460,950
HEALTH CARE — 28.61%
948,680	American Medical Systems Holdings, Inc.*	34,408,624
1,061,400	Axcan Pharma Inc.*	16,547,226
1,208,050	Cambrex Corp.	26,516,697
799,475	Charles River Laboratories International, Inc.*	36,615,955
1,055,550	Covance Inc.*	42,190,334
2,050,000	Elan Corp. PLC, ADR*	47,970,000
1,131,550	First Horizon Pharmaceutical Corp.*	22,642,315
430,875	Fisher Scientific International Inc.*	25,132,939
702,626	INAMED Corp.*	33,494,181
432,000	Medicis Pharmaceutical Corp., Class A	16,865,280
1,434,900	Mentor Corp.	48,327,432
1,448,153	Pharmaceutical Product Development, Inc.*	52,133,508
399,275	Sybron Dental Specialties, Inc.*	11,854,475
1,080,069	Warner Chilcott PLC, ADR	60,019,434

		474,718,400

28

SHARES OR
FACE AMOUNT		MARKET VALUE

INDUSTRIALS — 4.36%
374,550	Bright Horizons Family Solutions, Inc.*	$20,334,319
1,167,700	DeVry, Inc.*	24,183,067
958,250	Educate, Inc.*	11,297,768
459,700	ITT Educational Services, Inc.*	16,572,185

		72,387,339
INFORMATION TECHNOLOGY — 14.67%
1,928,250	Adaptec, Inc.*	14,654,700
1,993,150	Fairchild Semiconductor International, Inc.*	28,242,935
1,732,500	FileNET Corp.*	30,249,450
943,600	Lam Research Corp.*	20,645,968
2,273,400	Micrel, Inc.*	23,666,094
1,318,993	MKS Instruments, Inc.*	20,206,973
529,200	National Instruments Corp.	16,018,884
1,779,522	Plexus Corp.*	19,645,923
852,200	SanDisk Corp.*	24,816,064
1,211,000	Semtech Corp.*	23,214,870
1,816,417	Wind River Systems, Inc.*	22,160,287

		243,522,148
MATERIALS — 2.14%
978,500	Cabot Mircoelectronics Corp.*	35,470,625

TOTAL COMMON STOCKS		1,595,915,815

(COST $1,257,927,929)

SHORT-TERM INVESTMENTS — 1.68%
INVESTMENT COMPANY — 0.06%
1,029,540	SEI Daily Income Treasury II Fund, Class B	1,029,540

U.S. TREASURY BILLS — 1.62%
$3,197,000	1.14% due 10-7-04	3,196,182
3,815,000	1.00% due 10-14-04	3,812,917
19,807,000	1.00% due 11-4-04	19,783,030

		26,792,129

TOTAL SHORT-TERM INVESTMENTS		27,821,669

(COST $27,821,669)

TOTAL INVESTMENTS — 97.85%		1,623,737,484
(COST $1,285,749,598)

Other Assets, less Liabilities — 2.15%		35,679,798

TOTAL NET ASSETS — 100.00%		$1,659,417,282

a	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer. See Note 6.

*	Non-income producing security

ADR — American Depository Receipt

PLC — Public Limited Company

See accompanying Notes to Financial Statements.

29

BUFFALO
USA GLOBAL FUND

SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS — 92.93%
CONSUMER DISCRETIONARY — 9.93%
41,700	Gentex Corp.	$1,464,921
29,800	Johnson Controls, Inc.	1,692,938
33,300	Lear Corp.	1,813,185
83,800	McDonald’s Corp.	2,348,914
15,900	Tempur-Pedic International Inc.*	238,341
31,100	Tiffany & Co.	956,014

		8,514,313
CONSUMER STAPLES — 15.58%
46,700	The Coca-Cola Co.	1,870,335
32,300	Colgate-Palmolive Co.	1,459,314
41,700	The Gillette Co.	1,740,558
46,100	H.J. Heinz Co.	1,660,522
36,100	Kimberly-Clark Corp.	2,331,699
77,400	Sara Lee Corp.	1,769,364
39,900	Wm. Wrigley Jr. Co.	2,526,069

		13,357,861
ENERGY — 6.23%
17,000	ChevronTexaco Corp.	911,880
18,100	Exxon Mobil Corp.	874,773
50,650	Halliburton Co.	1,706,399
15,900	Kerr-McGee Corp.	910,275
21,900	Unocal Corp.	941,700

		5,345,027
FINANCIALS — 5.32%
42,900	AFLAC Inc.	1,682,109
42,400	American International Group, Inc.	2,882,776

		4,564,885
HEALTH CARE — 28.54%
30,400	Abbott Laboratories	1,287,744
63,000	Applera Corp. — Applied Biosystems Group	1,188,810
54,700	Baxter International Inc.	1,759,152
88,900	Bristol-Myers Squibb Co.	2,104,263
40,200	Johnson & Johnson	2,264,466
52,400	Mentor Corp.	1,764,832
34,000	Millipore Corp.*	1,626,900
85,400	Pfizer Inc.	2,613,240
99,100	Schering-Plough Corp.	1,888,846
33,900	Sigma-Aldrich Corp.	1,966,200
20,100	Sybron Dental Specialties, Inc.*	596,769
50,800	Waters Corp.*	2,240,280
52,900	Wyeth	1,978,460
15,030	Zimmer Holdings, Inc.*	1,187,971

		24,467,933
INDUSTRIALS — 1.96%
7,700	Getty Images, Inc.*	425,810
29,400	Teleflex Inc.	1,249,500

		1,675,310

30

SHARES OR
FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY — 23.38%
53,600	Agilent Technologies, Inc.*	$1,156,152
47,300	Analog Devices, Inc.	1,834,294
87,802	Applied Materials, Inc.*	1,447,855
77,500	Cisco Systems, Inc.*	1,402,750
99,700	Fairchild Semiconductor International, Inc.*	1,412,749
73,200	GTECH Holdings Corp.	1,853,424
93,400	Intel Corp.	1,873,604
25,200	KLA-Tencor Corp.*	1,045,296
110,100	Micron Technology, Inc.*	1,324,503
94,200	Microsoft Corp.	2,604,630
28,800	Molex Inc.	858,816
64,600	Motorola, Inc.	1,165,384
24,300	National Instruments Corp.	735,561
86,200	National Semiconductor Corp.	1,335,238

		20,050,256
MATERIALS — 1.99%
47,105	Cabot Microelectronics Corp.*	1,707,556

TOTAL COMMON STOCKS		79,683,141

(COST $70,320,025)

SHORT-TERM INVESTMENTS — 6.97%
INVESTMENT COMPANY — 0.22%
192,437	SEI Daily Income Treasury II Fund, Class B	192,437

U.S. TREASURY BILLS — 6.75%
$2,330,000	1.14% due 10-7-04	2,329,404
1,340,000	1.00% due 10-14-04	1,339,255
2,119,000	0.97% due 10-21-04	2,117,408

		5,786,067

TOTAL SHORT-TERM INVESTMENTS		5,978,504

(COST $5,978,504)

TOTAL INVESTMENTS — 99.90%		85,661,645
(COST $76,298,529)

Other Assets, less Liabilities — 0.10%		82,599

TOTAL NET ASSETS — 100.00%		$85,744,244

*  Non-income producing security

See accompanying Notes to Financial Statements.

31

STATEMENTS OF ASSETS
AND LIABILITIES

September 30, 2004 (unaudited)

	BUFFALO	BUFFALO	BUFFALO	BUFFALO
	BALANCED	HIGH YIELD	LARGE CAP	MICRO CAP
	FUND	FUND	FUND	FUND

ASSETS:
Investments in securities, at cost:
Investments in securities of unaffiliated issuers	$120,093,501	$313,950,104	$53,410,701	$22,731,658
Investments in securities of affiliated issuers	—	—	—	—

Total investments, at cost	$120,093,501	$313,950,104	$53,410,701	$22,731,658

Investments in securities, at value:
Investments in securities of unaffiliated issuers	$125,811,283	$328,438,740	$55,309,926	$21,849,596
Investments in securities of affiliated issuers	—	—	—	—

Total investments, at value	125,811,283	328,438,740	55,309,926	21,849,596
Cash	8,957	—	—	—
Receivables:
Investments sold	—	533,778	—	—
Fund shares sold	341,298	259,641	36,257	17,425
Dividends	89,823	47,064	36,203	—
Interest	933,540	3,810,532	927	276
Other assets	20,933	20,543	13,339	17,936

Total assets	127,205,834	333,110,298	55,396,652	21,885,233

LIABILITIES:
Payables:
Investments purchased	2,487,500	9,409,700	633,926	53,996
Fund shares purchased	13,891	89,605	—	4,705
Management fees	101,412	264,709	45,660	26,764
Accrued expenses	4,370	2,025	543	1,382

Total liabilities	2,607,173	9,766,039	680,129	86,847

NET ASSETS	$124,598,661	$323,344,259	$54,716,523	$21,798,386

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$123,630,612	$312,135,422	$56,048,260	$22,606,970
Undistributed net investment income (loss)	47,799	(421,018)	(7,401)	(73,108)
Undistributed net realized gain (loss) from investment transactions	(4,797,532)	(2,858,781)	(3,223,561)	146,586
Net unrealized appreciation (depreciation) of investments	5,717,782	14,488,636	1,899,225	(882,062)

NET ASSETS APPLICABLE
TO OUTSTANDING SHARES	$124,598,661	$323,344,259	$54,716,523	$21,798,386

Capital shares, $1.00 par value:
Authorized	25,000,000	100,000,000	10,000,000	Unlimited

Outstanding	12,903,930	28,758,613	3,282,561	2,261,526

NET ASSET VALUE PER SHARE	$9.66	$11.24	$16.67	$9.64

See accompanying Notes to Financial Statements.

32

	BUFFALO
BUFFALO	SCIENCE &	BUFFALO	BUFFALO
MID CAP	TECHNOLOGY	SMALL CAP	USA GLOBAL
FUND	FUND	FUND	FUND

$128,571,629	$52,289,722	$1,203,608,510	$76,298,529
—	—	82,141,088	—

$128,571,629	$52,289,722	$1,285,749,598	$76,298,529

$136,685,953	$56,131,514	$1,516,962,085	$85,661,645
—	—	106,775,399	—

136,685,953	56,131,514	1,623,737,484	85,661,645
—	—	—	—

—	144,595	71,168,916	—
108,228	146,806	1,868,695	66,151
41,015	17,292	482,020	106,483
1,737	614	615	321
13,977	10,555	36,505	14,808

136,850,910	56,451,376	1,697,294,235	85,849,408

—	—	6,655,964	—
60,470	21,712	29,847,453	34,017
110,297	45,628	1,355,377	70,382
1,858	1,075	18,159	765

172,625	68,415	37,876,953	105,164

$136,678,285	$56,382,961	$1,659,417,282	$85,744,244

$127,941,428	$53,707,272	$1,287,855,809	$78,525,936
(295,610)	(103,822)	(2,151,339)	74,428
918,143	(1,062,281)	35,724,926	(2,219,236)
8,114,324	3,841,792	337,987,886	9,363,116

$136,678,285	$56,382,961	$1,659,417,282	$85,744,244

Unlimited	Unlimited	100,000,000	10,000,000

11,915,774	5,384,925	66,817,906	4,647,351

$11.47	$10.47	$24.83	$18.45

33

STATEMENTS
OF OPERATIONS

Six Months Ended September 30, 2004 (unaudited)

	BUFFALO	BUFFALO	BUFFALO	BUFFALO
	BALANCED	HIGH YIELD	LARGE CAP	MICRO CAP
	FUND	FUND	FUND	FUND(1)

INVESTMENT INCOME:

Interest	$1,549,834	$6,807,792	$22,880	$20,063
Dividends:
Dividends from securities of unaffiliated issuers	683,566	703,476	314,901	6,635
Dividends from securities of affiliated issuers	—	—	—	—
Foreign tax withheld	(527)	(5,396)	(4,034)	—

Total investment income	2,232,873	7,505,872	333,747	26,698

EXPENSES:

Management fees	514,776	1,605,836	282,648	89,280
Registration fees	15,493	30,796	13,398	10,272
Other	1,602	5,472	1,398	254

Total expenses	531,871	1,642,104	297,444	99,806

Net investment income (loss)	1,701,002	5,863,768	36,303	(73,108)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from investment transactions	725,720	1,133,328	909,859	146,586
Net unrealized appreciation (depreciation) during
the period on investments	2,622,267	(233,517)	(3,821,627)	(882,062)

Net realized and unrealized gain (loss) on investments	3,347,987	899,811	(2,911,768)	(735,476)

Net increase (decrease) in net assets resulting from operations	$5,048,989	$6,763,579	$(2,875,465)	$(808,584)

(1)Commenced operations on May 21, 2004.

See accompanying Notes to Financial Statements.

34

	BUFFALO
BUFFALO	SCIENCE &	BUFFALO	BUFFALO
MID CAP	TECHNOLOGY	SMALL CAP	USA GLOBAL
FUND	FUND	FUND	FUND

$50,884	$23,030	$433,371	$25,609

362,604	122,041	6,544,823	519,163
—	—	525,185	—
(10,238)	(5,026)	(12,961)	—

403,250	140,045	7,490,418	544,772

681,410	232,280	8,376,197	422,243
15,569	10,610	46,429	14,910
1,881	977	24,574	1,754

698,860	243,867	8,447,200	438,907

(295,610)	(103,822)	(956,782)	105,865

(395,244)	250,569	20,462,595	1,871,597

(11,417,270)	(2,473,507)	(83,413,899)	(5,104,035)

(11,812,514)	(2,222,938)	(62,951,304)	(3,232,438)

$(12,108,124)	$(2,326,760)	$(63,908,086)	$(3,126,573)

35

STATEMENTS OF CHANGES
IN NET ASSETS

	BUFFALO BALANCED FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)	YEAR ENDED MARCH 31, 2004

OPERATIONS:
Net investment income (loss)	$1,701,002	$1,454,730
Net realized gain (loss) from investment transactions	725,720	1,713,641
Net unrealized appreciation (depreciation) during the period on investments	2,622,267	6,825,134

Net increase (decrease) in net assets resulting from operations	5,048,989	9,993,505

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,731,201)	(1,472,676)
Net realized gain from investment transactions	—	—

Total distributions to shareholders	(1,731,201)	(1,472,676)

CAPITAL SHARE TRANSACTIONS:
Shares sold	60,933,269	56,140,863
Reinvested distributions	1,054,623	1,037,470

	61,987,892	57,178,333
Shares repurchased(2)	(17,982,274)	(6,473,482)

Net increase (decrease) from capital share transactions	44,005,618	50,704,851

Total increase (decrease) in net assets	47,323,406	59,225,680

NET ASSETS:
Beginning of period	77,275,255	18,049,575

End of period	$124,598,661	$77,275,255

Undistributed net investment income (loss) at end of period	$47,799	$77,998

Fund share transactions:
Shares sold	6,438,952	6,383,755
Reinvested distributions	110,221	117,571

	6,549,173	6,501,326
Shares repurchased	(1,887,617)	(740,830)

Net increase (decrease) in fund shares	4,661,556	5,760,496

(1) Commenced operations on May 21, 2004.

(2) Net of redemption fees of $75,693 and $302,566, respectively, for the
     Buffalo High Yield Fund and $53,583 for the Buffalo Micro Cap Fund.

See accompanying Notes to Financial Statements.

36

BUFFALO HIGH YIELD FUND		BUFFALO LARGE CAP FUND		BUFFALO MICRO CAP FUND
SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)	YEAR ENDED MARCH 31, 2004	SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)	YEAR ENDED MARCH 31, 2004	PERIOD ENDED SEPTEMBER 30, 2004(1) (UNAUDITED)

$5,863,768	$8,867,174	$36,303	$46,494	$(73,108)
1,133,328	5,850,378	909,859	(221,826)	146,586
(233,517)	18,593,874	(3,821,627)	14,815,819	(882,062)

6,763,579	33,311,426	(2,875,465)	14,640,487	(808,584)

(6,646,565)	(8,970,699)	(88,189)	(87,501)	—

—	—	—	—	—

(6,646,565)	(8,970,699)	(88,189)	(87,501)	—

34,774,628	221,234,911	4,128,784	17,459,598	25,446,328
5,011,777	7,319,856	87,183	86,552	—

39,786,405	228,554,767	4,215,967	17,546,150	25,446,328
(40,682,564)	(71,779,618)	(4,192,795)	(10,105,847)	(2,839,358)

(896,159)	156,775,149	23,172	7,440,303	22,606,970

(779,145)	181,115,876	(2,940,482)	21,993,289	21,798,386

324,123,404	143,007,528	57,657,005	35,663,716	—

$323,344,259	$324,123,404	$54,716,523	$57,657,005	$21,798,386

$(421,018)	$361,779	$(7,401)	$44,485	$(73,108)

3,100,726	20,274,824	241,113	1,060,190	2,561,369
450,022	670,987	4,976	5,551	—

3,550,748	20,945,811	246,089	1,065,741	2,561,369
(3,638,708)	(6,598,568)	(244,619)	(622,622)	(299,843)

(87,960)	14,347,243	1,470	443,119	2,261,526

37

STATEMENTS OF CHANGES
IN NET ASSETS (Continued)

	BUFFALO MID CAP FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)	YEAR ENDED MARCH 31, 2004

OPERATIONS:
Net investment income (loss)	$(295,610)	$(330,003)
Net realized gain (loss) from investment transactions	(395,244)	2,458,904
Net unrealized appreciation (depreciation) during the period on investments	(11,417,270)	29,310,695

Net increase (decrease) in net assets resulting from operations	(12,108,124)	31,439,596

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—
Net realized gain from investment transactions	—	—

Total distributions to shareholders	—	—

CAPITAL SHARE TRANSACTIONS:
Shares sold	84,259,008	63,034,132
Reinvested distributions	—	—

	84,259,008	63,034,132
Shares repurchased	(47,542,576)	(21,596,555)

Net increase (decrease) from capital share transactions	36,716,432	41,437,577

Total increase (decrease) in net assets	24,608,308	72,877,173

NET ASSETS:
Beginning of period	112,069,977	39,192,804

End of period	$136,678,285	$112,069,977

Undistributed net investment income (loss) at end of period	$(295,610)	$—

Fund share transactions:
Shares sold	6,976,374	5,842,323
Reinvested distributions	—	—

	6,976,374	5,842,323
Shares repurchased	(4,074,943)	(2,028,876)

Net increase (decrease) in fund shares	2,901,431	3,813,447

See accompanying Notes to Financial Statements.

38

BUFFALO SCIENCE & TECHNOLOGY FUND		BUFFALO SMALL CAP FUND		BUFFALO USA GLOBAL FUND
SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)	YEAR ENDED MARCH 31, 2004	SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)	YEAR ENDED MARCH 31, 2004	SIX MONTHS ENDED SEPTEMBER 30, 2004 UNAUDITED)	YEAR ENDED MARCH 31, 2004

$(103,822)	$(142,380)	$(956,782)	$(6,755,394)	$105,865	$107,338
250,569	537,882	20,462,595	76,560,135	1,871,597	1,018,839
(2,473,507)	13,107,045	(83,413,899)	651,289,740	(5,104,035)	26,552,336

(2,326,760)	13,502,547	(63,908,086)	721,094,481	(3,126,573)	27,678,513

—	—	(1,194,557)	—	(125,516)	(12,570)
—	—	—	(12,901,507)	—	—

—	—	(1,194,557)	(12,901,507)	(125,516)	(12,570)

32,216,870	14,872,544	288,687,377	751,553,406	15,543,830	26,796,069
—	—	1,140,034	12,555,173	123,191	12,473

32,216,870	14,872,544	289,827,411	764,108,579	15,667,021	26,808,542
(8,431,490)	(7,988,156)	(270,176,236)	(453,066,699)	(5,863,015)	(36,016,963)

23,785,380	6,884,388	19,651,175	311,041,880	9,804,006	(9,208,421)

21,458,620	20,386,935	(45,451,468)	1,019,234,854	6,551,917	18,457,522

34,924,341	14,537,406	1,704,868,750	685,633,896	79,192,327	60,734,805

$56,382,961	$34,924,341	$1,659,417,282	$1,704,868,750	$85,744,244	$79,192,327

$(103,822)	$—	$(2,151,339)	$—	$74,428	$94,079

3,029,325	1,587,137	11,611,339	38,390,923	822,380	1,598,662
—	—	45,895	575,661	6,416	780

3,029,325	1,587,137	11,657,234	38,966,584	828,796	1,599,442
(808,445)	(839,999)	(11,187,213)	(22,349,575)	(311,281)	(2,125,556)

2,220,880	747,138	470,021	16,617,009	517,515	(526,114)

39

FINANCIAL HIGHLIGHTS

BUFFALO BALANCED FUND

Condensed data for a share of capital stock outstanding throughout the period.	SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)	YEARS ENDED MARCH 31,
		2004	2003	2002(1)	2001	2000

Net asset value, beginning of period	$9.38	$7.27	$9.27	$8.97	$9.86	$8.87

Income from investment operations:
Net investment income	0.14	0.29	0.20	0.33	0.35	0.57
Net gains (losses) on securities
(both realized and unrealized)	0.29	2.12	(1.99)	0.23	(0.79)	0.87

Total from investment operations	0.43	2.41	(1.79)	0.56	(0.44)	1.44

Less distributions:
Dividends from net investment income	(0.15)	(0.30)	(0.21)	(0.26)	(0.45)	(0.45)
Distributions from capital gains	—	—	—	—	—	—

Total distributions	(0.15)	(0.30)	(0.21)	(0.26)	(0.45)	(0.45)

Net asset value, end of period	$9.66	$9.38	$7.27	$9.27	$8.97	$9.86

Total return*	4.56%	33.50%	(19.32% )	6.48%	(4.58% )	16.78%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$125	$77	$18	$23	$28	$29
Ratio of expenses to average net assets**	1.03%	1.05%	1.10%	1.08%	1.06%	1.05%
Ratio of net investment income
to average net assets**	3.30%	3.47%	2.60%	2.71%	3.72%	5.82%
Portfolio turnover rate	19%	32%	45%	12%	68%	33%

*	Total return not annualized for periods less than one full year.

**	Annualized for periods less than one full year.

(1)	As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and the ratio of net investment income to average net assets per share was unchanged. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

40

FINANCIAL HIGHLIGHTS

BUFFALO HIGH YIELD FUND

Condensed data for a share of capital stock outstanding throughout the period.	SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)	YEARS ENDED MARCH 31,
		2004	2003	2002(1)	2001	2000

Net asset value, beginning of period	$11.24	$9.86	$9.87	$10.24	$10.21	$10.74

Income from investment operations:
Net investment income	0.20	0.43	0.55	0.73	1.05	1.05
Net gains (losses) on securities
(both realized and unrealized)	0.03	1.37	0.01	(0.34)	0.02	(0.54)

Total from investment operations	0.23	1.80	0.56	0.39	1.07	0.51

Less distributions:
Dividends from net investment income	(0.23)	(0.43)	(0.57)	(0.76)	(1.04)	(1.04)
Distributions from capital gains	—	—	—	—	—	—

Total distributions	(0.23)	(0.43)	(0.57)	(0.76)	(1.04)	(1.04)

Paid-in capital from redemption fees	— (2)	0.01	— (2)	—	—	—

Net asset value, end of period	$11.24	$11.24	$9.86	$9.87	$10.24	$10.21

Total return*	2.10%	18.56%	5.95%	3.95%	11.16%	4.83%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$323	$324	$143	$70	$42	$44
Ratio of expenses to average net assets**	1.02%	1.03%	1.03%	1.04%	1.04%	1.04%
Ratio of net investment income
to average net assets**	3.65%	3.89%	6.24%	7.63%	10.30%	9.05%
Portfolio turnover rate	20%	51%	33%	36%	54%	16%

*	Total return not annualized for periods less than one full year.

**	Annualized for periods less than one full year.

(1)	As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 7.73% to 7.63%. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)	Less than $0.01 per share

See accompanying Notes to Financial Statements.

41

FINANCIAL HIGHLIGHTS

BUFFALO LARGE CAP FUND

Condensed data for a share of capital stock outstanding throughout the period.	SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)	YEARS ENDED MARCH 31,
		2004	2003	2002	2001	2000

Net asset value, beginning of period	$17.57	$12.57	$18.14	$17.99	$21.91	$16.95

Income from investment operations:
Net investment income (loss)	0.01	0.01	0.03	(0.03)	0.04	0.01
Net gains (losses) on securities
(both realized and unrealized)	(0.88)	5.02	(5.60)	0.39	(1.98)	5.21

Total from investment operations	(0.87)	5.03	(5.57)	0.36	(1.94)	5.22

Less distributions:
Dividends from net investment income	(0.03)	(0.03)	—	(0.01)	(0.03)	(0.01)
Distributions from capital gains	—	—	—	(0.20)	(1.95)	(0.25)

Total distributions	(0.03)	(0.03)	—	(0.21)	(1.98)	(0.26)

Net asset value, end of period	$16.67	$17.57	$12.57	$18.14	$17.99	$21.91

Total return*	(4.98%)	40.05%	(30.71%)	2.06%	(9.86%)	31.07%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$55	$58	$36	$54	$43	$34
Ratio of expenses to average net assets**	1.05%	1.04%	1.06%	1.06%	1.04%	1.05%
Ratio of net investment income (loss)
to average net assets**	0.13%	0.10%	0.21%	(0.17% )	0.17%	0.04%
Portfolio turnover rate	6%	41%	16%	7%	27%	27%

*	Total return not annualized for periods less than one full year.

**	Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

42

FINANCIAL HIGHLIGHTS

BUFFALO MICRO CAP FUND
Condensed data for a share of capital stock outstanding throughout the period.	PERIOD FROM MAY 21, 2004 (INCEPTION) TO SEPTEMBER 30, 2004 (UNAUDITED)

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.03)
Net losses on securities (both realized and unrealized)	(0.37)

Total from investment operations	(0.40)

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Paid-in capital from redemption fees	0.04

Net asset value, end of period	$9.64

Total return*	(3.60% )

Ratios/Supplemental Data
Net assets, end of period (in millions)	$22
Ratio of expenses to average net assets**	1.62%
Ratio of net investment loss to average net assets**	(1.19% )
Portfolio turnover rate	7%

*   Total return not annualized for periods less than one full year.

** Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

43

FINANCIAL HIGHLIGHTS

BUFFALO MID CAP FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)				PERIOD FROM DECEMBER 17, 2001 (INCEPTION) TO MARCH 31, 2002

Condensed data for a share of capital stock outstanding throughout the period.		YEARS ENDED MARCH 31,
		2004		2003

Net asset value, beginning of period	$12.43	$7.54		$10.12	$10.00

Income from investment operations:
Net investment loss	(0.02)	(0.04)		(0.04)	(0.01)
Net gains (losses) on securities
(both realized and unrealized)	(0.94)	4.93		(2.54)	0.13

Total from investment operations	(0.96)	4.89		(2.58)	0.12

Less distributions:
Dividends from net investment income	—	—		—	—
Distributions from capital gains	—	—		—	—

Total distributions	—	—		—	—

Net asset value, end of period	$11.47	$12.43		$7.54	$10.12

Total return*	(7.72% )	64.85%		(25.49% )	1.20%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$137	$112		$39	$32
Ratio of expenses to average net assets**	1.03%	1.03%		1.10%	1.16%
Ratio of net investment loss to average net assets**	(0.43% )	(0.48%	)	(0.59% )	(0.71%	)
Portfolio turnover rate	9%	24%		8%	3%

*  Total return not annualized for periods less than one full year.

** Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

44

FINANCIAL HIGHLIGHTS

BUFFALO SCIENCE & TECHNOLOGY FUND

	SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)				PERIOD FROM DECEMBER 17, 2001 (INCEPTION) TO MARCH 31, 2002
Condensed data for a share of capital stock outstanding throughout the period.		YEARS ENDED MARCH 31,
		2004		2003

Net asset value, beginning of period	$11.04	$6.01		$10.18	$10.00

Income from investment operations:
Net investment loss	(0.02)	(0.04)		(0.05)	(0.05)
Net gains (losses) on securities
(both realized and unrealized)	(0.55)	5.07		(4.12)	0.23

Total from investment operations	(0.57)	5.03		(4.17)	0.18

Less distributions:
Dividends from net investment income	—	—		—	—
Distributions from capital gains	—	—		—	—

Total distributions	—	—		—	—

Net asset value, end of period	$10.47	$11.04		$6.01	$10.18

Total return*	(5.16% )	83.69%		(40.96% )	1.80%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$56	$35		$15	$19
Ratio of expenses to average net assets**	1.05%	1.03%		1.23%	1.17%
Ratio of net investment loss to average net assets**	(0.45% )	(0.55%	)	(0.73% )	(0.77%	)
Portfolio turnover rate	7%	38%		26%	4%

*  Total return not annualized for periods less than one full year.

** Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

45

FINANCIAL HIGHLIGHTS

BUFFALO SMALL CAP FUND

Condensed data for a share of capital stock outstanding throughout the period.	SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)	YEARS ENDED MARCH 31,
		2004	2003	2002	2001	2000

Net asset value, beginning of period	$25.70	$13.79	$21.08	$14.97	$15.38	$9.49

Income from investment operations:
Net investment loss	(0.01)	(0.10)	(0.10)	(0.03)	(0.01)	(0.03)
Net gains (losses) on securities
(both realized and unrealized)	(0.84)	12.21	(7.16)	6.17	1.27	6.13

Total from investment operations	(0.85)	12.11	(7.26)	6.14	1.26	6.10

Less distributions:
Dividends from net investment income	(0.02)	—	—	—	—	—
Distributions from capital gains	—	(0.20)	(0.03)	(0.03)	(1.67)	(0.21)

Total distributions	(0.02)	(0.20)	(0.03)	(0.03)	(1.67)	(0.21)

Net asset value, end of period	$24.83	$25.70	$13.79	$21.08	$14.97	$15.38

Total return*	(3.32% )	88.07%	(34.49% )	41.04%	8.95%	64.87%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$1,659	$1,705	$686	$1,285	$53	$35
Ratio of expenses to average net assets**	1.01%	1.01%	1.02%	1.01%	1.04%	1.12%
Ratio of net investment loss to average net assets**	(0.11% )	(0.53% )	(0.55% )	(0.44% )	(0.12% )	(0.27% )
Portfolio turnover rate	12%	22%	24%	6%	31%	42%

*  Total return not annualized for periods less than one full year.

** Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

46

FINANCIAL HIGHLIGHTS

BUFFALO USA GLOBAL FUND

Condensed data for a share of capital stock outstanding throughout the period.	SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)	YEARS ENDED MARCH 31,
		2004	2003	2002		2001	2000

Net asset value, beginning of period	$19.18	$13.04	$18.84	$17.48		$25.01	$16.27

Income from investment operations:
Net investment income (loss)	0.02	0.02	(0.01)	(0.06)		(0.01)	(0.03)
Net gains (losses) on securities
(both realized and unrealized)	(0.72)	6.12	(5.79)	1.42		(4.67)	9.71

Total from investment operations	(0.70)	6.14	(5.80)	1.36		(4.68)	9.68

Less distributions:
Dividends from net investment income	(0.03)	—	—	—		—	(0.02)
Distributions from capital gains	—	—	—	—		(2.85)	(0.92)

Total distributions	(0.03)	—	—	—		(2.85)	(0.94)

Net asset value, end of period	$18.45	$19.18	$13.04	$18.84		$17.48	$25.01

Total return*	(3.67% )	47.11%	(30.79% )	7.78%		(19.80% )	60.72%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$86	$79	$61	$73		$49	$52
Ratio of expenses to average net assets**	1.04%	1.03%	1.04%	1.05%		1.03%	1.04%
Ratio of net investment income (loss)
to average net assets**	0.25%	0.14%	(0.10% )	(0.39%	)	(0.05% )	(0.16% )
Portfolio turnover rate	12%	21%	7%	6%		17%	35%

*  Total return not annualized for periods less than one full year.

** Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

47

NOTES TO FINANCIAL
STATEMENTS

September 30, 2004 (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES:

The Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo Funds (comprised of the Buffalo Micro Cap Fund, Buffalo Mid Cap Fund and Buffalo Science & Technology Fund), Buffalo Small Cap Fund, Inc. and Buffalo USA Global Fund, Inc. (the “Funds”) are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of the Buffalo Funds are issued in multiple series, with each series, in effect, representing a separate Fund. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. INVESTMENT VALUATION — Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and asked price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”).

Securities not currently traded or those securities with a price deemed to be unsatisfactory are valued at fair value as determined in good faith under procedures approved by the Boards of Directors/Trustees. If events occur that will affect the value of a Fund’s portfolio securities before the NAV has been calculated, the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to a Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of September 30, 2004, the Buffalo Balanced Fund and Buffalo High Yield Fund held fair valued securities with market values of $198 and $249, respectively or 0.00% and 0.00% of total net assets, respectively.

Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

B. FEDERAL INCOME TAXES — Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

C. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME — Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.

D. DISTRIBUTIONS TO SHAREHOLDERS — Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for premium amortization on debt securities and deferral of post October and wash sale losses.

E. USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

48

2. FEDERAL TAX MATTERS:

The tax character of distributions paid during the periods ended September 30, 2004 and March 31, 2004 were as follows:

	SIX MONTHS ENDED SEPTEMBER 30, 2004			YEAR ENDED MARCH 31, 2004

	ORDINARY	LONG-TERM	RETURN	ORDINARY	LONG-TERM	RETURN
	INCOME	CAPITAL GAINS	OF CAPITAL	INCOME	CAPITAL GAINS	OF CAPITAL

Buffalo Balanced Fund	$1,731,201	$—	$—	$1,472,676	$—	$—
Buffalo High Yield Fund	6,646,565	—	—	8,970,699	—	—
Buffalo Large Cap Fund	88,189	—	—	87,501	—	—
Buffalo Micro Cap Fund(1)	—	—	—	N/A	N/A	N/A
Buffalo Mid Cap Fund	—	—	—	—	22,700	—
Buffalo Science & Technology Fund	—	—	—	—	—	—
Buffalo Small Cap Fund	1,194,557	—	—	—	15,401,507	—
Buffalo USA Global Fund	125,516	—	—	12,570	—	—

(1)Commenced operations on May 21, 2004.

Total distributions paid differ from the Statements of Changes in Net Assets due primarily to the use of equalization debits for tax purposes.

As of March 31, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO MALL CAP FUND	BUFFALO USA GLOBAL FUND

Cost of investments(a)	$73,762,928	$308,036,026	$51,927,626	$101,548,686	$28,344,127	$1,273,174,129	$65,220,503

Gross unrealized appreciation	6,443,075	18,980,974	9,168,045	21,856,846	8,366,355	472,591,085	18,680,468
Gross unrealized depreciation	(3,472,831)	(4,822,492)	(3,479,607)	(2,325,252)	(2,088,173)	(53,130,223)	(4,798,711)

Net unrealized appreciation	2,970,244	14,158,482	5,688,438	19,531,594	6,278,182	419,460,862	13,881,757

Undistributed ordinary income	160,379	920,244	44,485	—	—	—	94,079
Undistributed long-term
capital gain	—	—	—	1,313,387	—	17,203,254	—

Total distributable earnings	160,379	920,244	44,485	1,313,387	—	17,203,254	94,079

Other accumulated
gains (losses)	(5,480,362)	(3,986,903)	(4,101,006)	—	(1,275,733)	—	(3,505,439)

Total accumulated
earnings (losses)	$(2,349,739)	$11,091,823	$1,631,917	$20,844,981	$5,002,449	$436,664,116	$10,470,397

(a)Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes.

As of March 31, 2004, the accumulated net realized loss on sales of investments and losses deferred for federal income tax purposes which are available to offset future taxable gains are as follows:

	CAPITAL LOSS
	CARRYOVER	EXPIRES

Buffalo Balanced Fund	$2,546,950	2007
	2,192,010	2009
	226,010	2011
	515,392	2012
Buffalo High Yield Fund	3,986,903	2011
Buffalo Large Cap Fund	757,457	2010
	2,333,606	2011
	1,009,943	2012
Buffalo Science & Technology Fund	1,064,579	2011
Buffalo USA Global Fund	3,505,439	2011

49

NOTES TO FINANCIAL
STATEMENTS (Continued)

The Buffalo Science & Technology Fund incurred a loss for tax purposes from November 1, 2003 to March 31, 2004 in the amount of $211,154. As permitted by tax regulations, the Fund intends to elect to defer and treat this loss as arising in the fiscal year ended March 31, 2005.

For the fiscal year ended March 31, 2004 certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income were as follows (unaudited):

Buffalo Balanced Fund	37%
Buffalo High Yield Fund	6%
Buffalo Large Cap Fund	100%
Buffalo USA Global Fund	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2004 were as follows (unaudited):

Buffalo Balanced Fund	34%
Buffalo High Yield Fund	5%
Buffalo Large Cap Fund	100%
Buffalo USA Global Fund	100%

3. TRANSACTIONS WITH AFFILIATES:

Management fees are paid to Kornitzer Capital Management, Inc. at the rate of 1.00% per annum of the average daily net asset values of the Funds, except for the Buffalo Micro Cap Fund which has a management fee rate of 1.45%. The management fees are for services which include administration, and all other operating expenses of the Funds except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Funds and its shares, insurance, certain director expenses and the cost of qualifying the Funds’ shares for sale in any jurisdiction. Certain officers and a director/trustee of the Funds are also officers and/or directors of Kornitzer Capital Management, Inc.

A director/trustee of the Funds is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds.

4. REDEMPTION FEE:

Shares of the Buffalo High Yield Fund and Buffalo Micro Cap Fund sold or exchanged within 180 days of their purchase are subject to a redemption fee of 2.00% of the value of the shares sold or exchanged. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The redemption fee is retained by the Funds and will help pay transaction and tax costs that long-term investors may bear when the Funds realize capital gains as a result of selling securities to meet investor redemptions.

5. INVESTMENT TRANSACTIONS:

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the six months ended September 30, 2004, were as follows:

	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND(1)	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

Purchases	$48,410,708	$82,759,994	$6,911,345	$18,643,641	$51,231,109	$25,505,335	$259,945,868	$16,748,904
Proceeds from Sales	$17,002,931	$39,463,954	$3,352,655	$768,903	$11,872,485	$2,883,867	$190,779,294	$9,470,955

(1)Commenced operations on May 21, 2004.

Purchases and proceeds from sales of long-term U.S. government securities for the Buffalo High Yield Fund were $0 and $1,500,000, respectively.

There were no purchases or sales of long-term U.S. government securities for any other Funds during the six months ended September 30, 2004.

50

6. OTHER AFFILIATES:*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of September 30, 2004 amounted to $106,755,399 representing 6.43% of net assets. There were no affiliated companies held in any of the other Funds. Transactions in the Buffalo Small Cap Fund during the six months ended September 30, 2004 in which the issuer was an “affiliated person” are as follows:

	AMERISTAR	J. JILL	ORBITZ INC.	ULTIMATE	WMS
	CASINOS, INC.	GROUP INC.	CLASS A	ELECTRONICS, INC.	INDUSTRIES INC.	TOTAL

March 31, 2004
Balance
Shares	1,400,493	1,253,040	—	870,050	1,538,250	5,061,833
Cost	$29,331,370	$19,167,093	$—	$20,746,361	$33,642,625	$102,887,449
Gross Additions
Shares	—	—	400,615	—	—	400,615
Cost	$—	$—	$9,546,206	$—	$—	$9,546,206
Gross Deductions
Shares	—	—	—	—	—	—
Cost	$—	$—	$—	$—	$—	$—
September 30, 2004
Balance
Shares	1,400,493	1,253,040	—	—	1,538,250	4,191,783
Cost	$29,331,370	$19,167,093	$—	$—	$33,642,625	$82,141,088

Realized gain	$—	$—	$—	$—	$—	$—

Investment income	$525,185	$—	$—	$—	$—	$525,185

* As a result of the Buffalo Small Cap Fund's beneficial ownership of the common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons”are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

The Funds’ Proxy Voting Policies and Procedures are available without charge by calling 1-800-49-BUFFALO or by accessing the SEC’s website at www.sec.gov.

The actual voting records relating to portfolio securities during the twelve month period ended June 30, 2004 (as filed with the SEC on Form N-PX) are available without charge by calling 1-800-49-BUFFALO or by accessing the SEC’s website at www.sec.gov.

Beginning with the Funds’ first and third quarters ending after July 9, 2004, the Funds will file complete schedules of portfolio holdings with the SEC on Form N-Q. Form N-Q will be available without charge, upon request, by calling 1-800-49-BUFFALO or by accessing the SEC’s website at www.sec.gov.

This report has been prepared for the information of the shareholders of the Funds, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Buffalo Funds c/o U.S. Bancorp Fund Services, LLC, 1-800-49-BUFFALO or at www.buffalofunds.com.

51

BUFFALO FUNDS

Balanced Fund
High Yield Fund
Large Cap Fund
Micro Cap Fund
Mid Cap Fund
Science & Technology Fund
Small Cap Fund
USA Global Fund

1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 10. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

1

Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Buffalo High Yield Fund, Inc.

By (Signature and Title) /s/ Kent W. Gasaway, President and Treasurer
                                                 Kent W. Gasaway, President and Treasurer

Date 12/6/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Kent W. Gasaway, President and Treasurer
                                                 Kent W. Gasaway, President and Treasurer

Date 12/6/04

3